LOAN FACILITIES	12 Months Ended
Feb. 28, 2025
LOAN FACILITIES
LOAN FACILITIES

10.         LOAN FACILITIES

In August 2024, the Group entered into two loan facility agreements with commercial banks based in China, pursuant to which the Group may borrow an aggregate maximum amount of up to RMB600 million. Each of the credit facilities has a term of one year or less and an effective drawdown period of one year or less. The Group drew down loans in an aggregate amount of RMB400 million from such loan facilities and subsequently made full repayments for these loans in the year ended February 28, 2025.